Intangible assets other than goodwill	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Intangible assets other than goodwill

Note 17 Intangible assets other than goodwill

The intangible assets movement are detailed as follows:

	Trademarks	Software programs	Water rights	Distribution rights	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2022
Historic cost	121,643,175	54,399,144	3,199,349	2,880,324	182,121,992
Accumulated amortization	–	(29,320,555)	–	(857,744)	(30,178,299)
Book Value	121,643,175	25,078,589	3,199,349	2,022,580	151,943,693

As of December 31, 2022
Additions (2)	12,950,000	2,416,575	–	613,295	15,979,870
Amortization of year	–	(4,454,798)	–	(153,637)	(4,608,435)
Conversion effect (cost)	(20,964,262)	(1,064,314)	–	(6,019)	(22,034,595)
Conversion effect (amotization)	–	379,453	–	104,772	484,225
Others increases (decreases) (1)	28,918,297	1,624,386	–	82,231	30,624,914
Sub-Total	20,904,035	(1,098,698)	–	640,642	20,445,979
Book Value	142,547,210	23,979,891	3,199,349	2,663,222	172,389,672

As of December 31, 2022
Historic cost	142,547,210	57,375,791	3,199,349	3,569,831	206,692,181
Accumulated amortization	–	(33,395,900)	–	(906,609)	(34,302,509)
Book Value	142,547,210	23,979,891	3,199,349	2,663,222	172,389,672

As of December 31, 2023
Additions	–	7,250,921	–	–	7,250,921
Additions for business combinations (cost) (3)	1,962,891	–	–	–	1,962,891
Divestitures (cost)	–	(81,475)	–	–	(81,475)
Divestitures (amortization)	–	74,540	–	–	74,540
Amortization of year	–	(10,053,940)	–	(161,248)	(10,215,188)
Conversion effect (cost)	(45,306,098)	(1,838,630)	–	(110,812)	(47,255,540)
Conversion effect (amotization)	–	726,017	–	199,821	925,838
Others increases (decreases) (1)	27,807,102	245,218	–	19,228	28,071,548
Sub-Total	(15,536,105)	(3,677,349)	–	(53,011)	(19,266,465)
Book Value	127,011,105	20,302,542	3,199,349	2,610,211	153,123,207

As of December 31, 2023
Historic cost	127,011,105	62,951,825	3,199,349	3,478,247	196,640,526
Accumulated amortization	–	(42,649,283)	–	(868,036)	(43,517,319)
Book Value	127,011,105	20,302,542	3,199,349	2,610,211	153,123,207

(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.
(2)	See Note 1 - General information, letter C), number (8).
(3)	See Note 1 - General information, letter C), number (12).

There are no restrictions or pledges on intangible assets.

The cash generating units associated to the trademarks are detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2023	As of December 31, 2022
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	33,181,320	33,003,901
	Manantial S.A.	1,166,000	1,166,000
	Compañía Pisquera de Chile S.A.	1,363,782	1,363,782
	D&D SpA. (1)	1,962,891	–
	Cervecería Kunstmann S.A. (2)	13,915,244	13,915,144
	Cervecería Szot SpA.	344,502	344,502
	Cervecera Guayacán SpA.	804,705	804,705
	Sub-Total	52,738,444	50,598,034
International Business	CCU Argentina S.A. and subsidiaries	41,041,119	59,088,046
	Marzurel S.A., Coralina S.A. and Milotur S.A.	2,779,956	2,641,563
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	3,680,609	3,563,156
	Bebidas Bolivianas BBO S.A.	6,875,725	6,709,069
	Sub-Total	54,377,409	72,001,834
Wines	Viña San Pedro Tarapacá S.A.	19,895,252	19,947,342
	Sub-Total	19,895,252	19,947,342
Total		127,011,105	142,547,210

(1)	See Note 1 - General information, letter C), number (12).
(2)	See Note 1 - General information, letter C), number (8).

As of December 31, 2023, the Company performed the annual impairment test, from which no evidence of impairment has emerged. Regarding Trademarks with an indefinite useful life, the same methodology has been used as indicated in Note 18 - Goodwill.